Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	284 Months Ended	300 Months Ended	348 Months Ended	372 Months Ended	381 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Lipper Variable Annuity Underlying Multi-Cap Growth Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	14.57%	8.34%	13.66%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lipper Variable Annuity Underlying Large-Cap Growth Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	16.03%	11.94%	15.75%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Lipper Variable Annuity Underlying Equity Income Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	15.89%	11.07%	10.38%
Russell 3000® Health Care Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.56%	6.31%	9.54%
Lipper Variable Annuity Underlying Health/Biotechnology Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	17.09%	4.75%	8.08%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Lipper Variable Annuity Underlying Mid-Cap Growth Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	3.21%	10.99%
MSCI All Country World Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.95%	5.95%	7.83%
T. Rowe Price All-Cap Opportunities Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.30%	12.22%	16.93%
Performance Inception Date								Mar. 31, 1994
T. Rowe Price Blue Chip Growth Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.74%	11.68%	15.54%
Performance Inception Date					Dec. 29, 2000
T. Rowe Price Blue Chip Growth Portfolio-II
Prospectus [Line Items]
Average Annual Return, Percent	18.43%	11.41%	15.25%
Performance Inception Date				Apr. 30, 2002
T. Rowe Price Equity Income Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.36%	11.17%	10.51%
Performance Inception Date								Mar. 31, 1994
T. Rowe Price Equity Income Portfolio-II
Prospectus [Line Items]
Average Annual Return, Percent	14.07%	10.89%	10.24%
Performance Inception Date				Apr. 30, 2002
T. Rowe Price Health Sciences Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.10%	4.12%	8.97%
Performance Inception Date					Dec. 29, 2000
T. Rowe Price Health Sciences Portfolio-II
Prospectus [Line Items]
Average Annual Return, Percent	17.80%	3.86%	8.70%
Performance Inception Date				Apr. 30, 2002
T. Rowe Price Mid-Cap Growth Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.55%	3.84%	9.81%
Performance Inception Date						Dec. 31, 1996
T. Rowe Price Mid-Cap Growth Portfolio-II
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	3.58%	9.54%
Performance Inception Date				Apr. 30, 2002
T. Rowe Price Moderate Allocation Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.50%	5.50%	7.84%
Performance Inception Date							Dec. 30, 1994